RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 13,770		$ 13,770		$ 13,715
Interest expense on borrowings	315	$ 255	621	$ 483
Amended Series 8 | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	400		400
Proceeds from non-current borrowings			0
Deposit	0		0		$ 0
Interest expense on borrowings	$ 0		$ 0	$ 1